Goodwill and Internal Use Software and Other Intangible Assets, Net - Schedule of Assets and Liabilities Acquired (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Apr. 30, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 32,492	$ 32,492			$ 18,525	$ 19,811	$ 10,995
Goodholm Finance Ltd
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents				$ 283
Other assets				65
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment				20
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets				1,186
Goodwill				1,741
Accounts payable and accrued expenses				(161)
Other liabilities				(193)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, Total				$ 2,941
Birmingham Bank Ltd
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents			$ 2,907
Accounts receivable			60
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Short-term Investments			8,729
Other assets			7,530
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment			83
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			854
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets			31
Goodwill			12,300
Accounts payable and accrued expenses			(248)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Customer Deposits			(12,374)
Other liabilities			(586)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, Total			$ 19,286